Document and Entity Information	Aug. 16, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 16, 2022
Entity Registrant Name	Premier, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36092
Entity Tax Identification Number	35-2477140
Entity Address, Address Line One	13034 Ballantyne Corporate Place
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	704
Local Phone Number	357-0022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 Par Value
Trading Symbol	PINC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001577916
Amendment Flag	false